Stockholders' Equity - Private Placement Post-Merger (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended
	Nov. 02, 2017 USD ($) $ / shares shares	Sep. 26, 2017 USD ($) $ / shares shares	Nov. 02, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) investor $ / shares shares	Feb. 06, 2018 shares	Oct. 26, 2017 $ / shares
Class of Stock [Line Items]
Price-Based Anti-Dilution Protection, Gross Proceeds Threshold | $		$ 40,000
Private Placement
Class of Stock [Line Items]
Shares issued in sale of stock (in shares)	3,736,836	6,767,360	10,504,196	10,504,196
Shares available for sale of stock (in shares)		13,333,333
Price per share in sale of stock (in dollars per share) | $ / shares	$ 3.00	$ 3.00	$ 3.00			$ 0.0001
Stock issuance costs | $		$ 3,037	$ 3,966	$ 3,966
Payments To Private Placement Agents For Private Placement | $				1,968
Proceeds received from sale of stock, gross | $	$ 11,211	$ 17,235	$ 31,513	$ 31,513
Number of shares called by warrants (in shares)				413,320
Exercise price (in dollars per share) | $ / shares				$ 3.00
Issuance of stock, net (in shares)				50,000
Sale Of Stock, Anti-dilution Protection Period				18 months
Sale Of Stock, Number Of Investors With Largest Number Of Held Shares | investor				3
Common Stock | Subsequent Event
Class of Stock [Line Items]
Sale Of Stock, Shares Registered For Resale					39,714,143